DISCONTINUED OPERATIONS (Tables) - Discontinued Operations, Held-for-sale or Disposed of by Sale [Member]	12 Months Ended
Mar. 31, 2025
Income Statement, Balance Sheet and Additional Disclosures by Disposal Groups, Including Discontinued Operations [Line Items]
Schedule of disposal groups including discontinued operations consolidated balance sheets [Table Text Block]
	March 31, 2025	March 31, 2024	January 31, 2024
	$	$	$
Carrying amounts of the major classes of assets included in discontinued operations:
Prepaid expenses and deposits	4,725	25,179	31,430
Property and equipment	-	1,139,517	1,139,517
Total assets classified as held for sale	4,725	1,164,696	1,170,947

Carrying amounts of the major classes of liabilities included in discontinued operations:
Long-term debt	-	392,320	396,943
Total liabilities classified as held for sale	-	392,320	396,943

Schedule of disposal groups including discontinued operations consolidated operations [Table Text Block]
	Year ended	Two months ended	Year ended
	March 31, 2025	March 31, 2024	January 31, 2024
	$	$	$
Expenses
Selling, general and administrative expenses	331,754	19,997	116,728
Loss on lease termination	-	-	13,419
Other expenses	(50,316)	2,968	18,526
Net loss from discontinued operations before income tax expense	(281,438)	(22,965)	(148,673)
Income tax expense	68,625	-	66,856
Net loss from discontinued operations after income tax expense	(212,813)	(22,965)	(81,817)

Schedule of disposal groups including discontinued operations consolidated cash flows [Table Text Block]
	Year ended	Two months ended	Year ended
	March 31, 2025	March 31, 2024	January 31, 2024
	$	$	$
Net cash (used in) provided by operating activities of discontinued operations	(176,487)	6,861	68,599
Net cash provided by investing activities of discontinued operations	331,936	-	-
Net cash used in financing activities of discontinued operations	(405,253)	(7,591)	(45,551)